Significant and Critical Accounting Principles and Practices (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Income Taxes Paid			0	$ 0	0	0
Unrecognized Tax Benefits	0		0		0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0		$ 0		$ 0